Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the assets and liabilities reported in the Consolidated Statements of Financial Condition at their fair values as of December 31, 2025 and 2024, by level within the fair value hierarchy:

	December 31, 2025
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Debt securities available for sale:
U.S. government and agency obligations	$398,470	$398,470	$—	$—
Mortgage-backed securities and collateralized mortgage obligations	654,973	—	654,973	—
Municipal obligations	1,961	—	425	1,536
Corporate debt securities	66,613	—	56,511	10,102

Total debt securities available for sale	1,122,017	398,470	711,909	11,638

Equity securities	6,802	6,471	331	—

Derivative assets	10,525	—	10,525	—

	$1,139,344	$404,941	722,765	$11,638

Derivative liabilities	$13,503	$—	$13,503	$—

	December 31, 2024
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Debt securities available for sale:
U.S. government and agency obligations	$314,702	$314,702	$—	$—
Mortgage-backed securities and collateralized mortgage obligations	622,957	—	622,957	—
Municipal obligations	2,359	—	426	1,933
Corporate debt securities	85,928	—	77,360	8,568

Total debt securities available for sale	1,025,946	314,702	700,743	10,501

Equity securities	6,673	6,350	323	—

Derivative assets	18,895	—	18,895	—

	$1,051,514	$321,052	$719,961	$10,501

Derivative liabilities	$20,025	$—	$20,025	$—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below provides activity of assets reported as Level 3 for the years ended December 31, 2025 and 2024:

Significant Unobservable Inputs (Level 3)
(In thousands)
Debt securities available for sale:
Balance of recurring Level 3 assets - January 1, 2024	$9,737
Purchase of Level 3 assets	1,010
Maturity of Level 3 asset	(927)
Change in fair value of Level 3 assets	681

Balance of recurring Level 3 assets - December 31, 2024	$10,501
Purchase of Level 3 asset	1,549
Maturity of Level 3 asset	(1,944)
Change in fair value of Level 3 assets	1,532

Balance of recurring Level 3 assets - December 31, 2025	$11,638

Summary of Level 3 Assets Measured at Fair Value on a Non-Recurring Basis
The following table presents information for Level 3 assets measured at fair value on a non-recurring
basis at December 31, 2025 and 2024:

	December 31, 2025
	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs	Weighted Average
	(Dollars in thousands)
Impaired loans	$14,799	Appraisal / Other	Discount for cost to sell (2)	6.0% (3)	6.0	% (3)
Mortgage servicing rights	$2,384	Discounted cash flow	Prepayment speeds and discount rates (4)	5.3% - 28.5%	13.0%

	December 31, 2024
	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs	Weighted Average
	(Dollars in thousands)
Impaired loans	$3,199	Other	A/R aging schedule	—%	—%
Other real estate owned	$1,334	Contract sales price (1)	Discount for costs to sell (2)	8.0%	8.0%
Mortgage servicing rights	$2,443	Discounted cash flow	Prepayment speeds and discount rates (5)	4.5% - 34.3%	11.7%

(1)	Value based on sales contract.
(2)	Value based on management’s estimate of selling costs including real estate brokerage commissions, title transfer and other fees. Other includes accounts receivable aging or other collateral value.
(3)	For real estate secured loans.
(4)	Value of SBA servicing rights based on a discount rate of 13.75%.
(5)	Value of SBA servicing rights based on a discount rate of 14.50%.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques
The following tables present the assets and liabilities reported in the Consolidated Statements of Financial Condition at their fair values on a non-recurring
basis at December 31, 2025 and 2024, by level within the fair value hierarchy:

	December 31, 2025
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Impaired loans	$14,799	$—	$—	$14,799
Mortgage servicing rights	2,384	—	—	2,384

	$17,183	$—	$—	$17,183

	December 31, 2024
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Impaired loans	$3,199	$—	$—	$3,199
Real estate owned	1,334	—	—	1,334
Mortgage servicing rights	2,443	—	—	2,443

	$6,976	$—	$—	$6,976

Summary of Estimated Fair Values of Significant Financial Instruments
The following tables present the assets and liabilities reported in the Consolidated Statements of Financial Condition at their fair values as of December 31, 2025 and 2024:

	December 31, 2025
		Fair Value Measurements
	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Financial assets:
Cash and cash equivalents	$340,806	$340,806	$340,806	$—	$—
Debt securities available for sale	1,122,017	1,122,017	398,470	711,909	11,638
Debt securities held to maturity	396,233	367,289	—	367,289	—
Equity securities	6,802	6,802	6,471	331
Federal Home Loan Bank stock	64,604	64,604	—	64,604	—
Loans receivable, net	8,224,809	8,015,243	—	—	8,015,243
Derivative assets	10,525	10,525	—	10,525	—
Financial liabilities:
Deposits	$8,444,079	$8,444,260	$—	$8,444,260	$—
Borrowings	1,183,472	1,192,416	—	1,192,416	—
Derivative liabilities	13,503	13,503	—	13,503	—

	December 31, 2024
		Fair Value Measurements
	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Financial assets:
Cash and cash equivalents	$289,223	$289,223	$289,223	$—	$—
Debt securities available for sale	1,025,946	1,025,946	314,702	700,743	10,501
Debt securities held to maturity	392,840	350,153	—	350,153	—
Equity securities	6,673	6,673	6,350	323	—
Federal Home Loan Bank stock	60,387	60,387	—	60,387	—
Loans receivable, net	7,856,970	7,393,058	—	—	7,393,058
Derivative assets	18,895	18,895	—	18,895	—
Financial liabilities:
Deposits	$8,096,149	$8,088,842	$—	$8,088,842	$—
Borrowings	1,080,600	1,077,466	—	1,077,466	—
Derivative liabilities	20,025	20,025	—	20,025	—

Northfield Bancorp, Inc. [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
•	Level 3 Inputs – Significant unobservable inputs that reflect the Company’s own assumptions that market participants would use in pricing the assets or liabilities.

	Fair Value Measurements at December 31, 2025 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Debt securities available-for-sale:
U.S. Government agency securities	$558	$—	$558	$—
Mortgage-backed securities:
Pass-through certificates:
GSE	506,949	—	506,949	—
REMICs:
GSE	872,099	—	872,099	—

Total mortgage-backed securities	1,379,048	—	1,379,048	—

Other debt securities:
Municipal bonds	614	—	614	—
Corporate bonds	32,199	—	32,199	—

Total other debt securities	32,813	—	32,813	—

Total debt securities available-for-sale	1,412,419	—	1,412,419	—

Trading securities	15,215	15,215	—	—
Equity securities (1)	—	—	—	—

Total	$1,427,634	$15,215	$1,412,419	$—

Measured on a non-recurring basis:
Assets:
Loans individually evaluated for impairment:
Real estate loans:
Commercial mortgage	$2,718	$—	$—	$2,718
Multifamily	1,681	—	—	1,681

Total individually evaluated real estate loans	4,399	—	—	4,399
Commercial and industrial loans	2,790	—	—	2,790

Total	$7,189	$—	$—	$7,189

(1)	Excludes investment measured at net asset value of $5.0 million at December 31, 2025, which has not been classified in the fair value hierarchy.

	Fair Value Measurements at December 31, 2024 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Debt securities available-for-sale:
U.S Government agency securities	$75,348	$—	$75,348	$—
Mortgage-backed securities:
Pass-through certificate:
GSE	261,676	—	261,676	—
REMICs:
GSE	727,343	—	727,343	—

Total mortgage-backed securities	989,019	—	989,019	—

Other debt securities:
Municipal bonds	685	—	685	—
Corporate bonds	35,765	—	35,765	—

Total other debt securities	36,450	—	36,450	—

Total debt securities available-for sale	1,100,817	—	1,100,817	—

Trading securities	13,884	13,884	—	—
Equity securities (1)	4,261	4,261	—	—

Total	$1,118,962	$18,145	$1,100,817	$—

Measured on a non-recurring basis:
Assets:
Loans individually evaluated for impairment:
Real estate loans:
Commercial mortgage	$1,083	$—	$—	$1,083
Multifamily	1,727	—	—	1,727
Home equity and lines of credit	18	—	—	18

Total individually evaluated real estate loans	2,828	—	—	2,828
Commercial and industrial loans	1,291	—	—	1,291

Total	$4,119	$—	$—	$4,119

(1)	Excludes investment measured at net asset value of $10.0 million at December 31, 2024, which has not been classified in the fair value hierarchy.

Summary of Level 3 Assets Measured at Fair Value on a Non-Recurring Basis
The following table presents qualitative information for Level 3 assets measured at fair value on a non-recurring
basis at December 31, 2025 (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs
	(in thousands)
Individually evaluated loans:
Commercial mortgage	$2,718	Appraisals	Adjustments to selling cost	7.0% - 10.0%
Multifamily	1,681	Appraisals	Adjustments to selling costs	0% - 10.0%
Commercial and industrial loans	2,790	Discounted cash flows	Interest rates	15.0%
The following table presents qualitative information for Level 3 assets measured at fair value on a non-recurring
basis at December 31, 2024 (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs
	(in thousands)
Individually evaluated loans:
Commercial mortgage	$1,083	Appraisals	Adjustments to selling cost	7.0% - 10.0%
Multifamily	1,727	Appraisals	Adjustments to selling costs	0% - 10.0%
Home equity and lines of credit	18	Discounted cash flows	Interest rates	6.0%
Commercial and industrial loans	1,291	Discounted cash flows	Interest rates	6.0% - 50.0%

Summary of Estimated Fair Values of Significant Financial Instruments
The estimated fair values of the Company’s significant financial instruments at December 31, 2025 and 2024, are presented in the following tables (in thousands):

	December 31, 2025
		Estimated Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$163,951	$163,951	$—	$—	$163,951
Trading securities	15,215	15,215	—	—	15,215
Debt securities available-for-sale	1,412,419	—	1,412,419	—	1,412,419
Debt securities held-to-maturity	8,339	—	8,144	—	8,144
Equity securities (1)	—	—	—	—	—
FHLBNY stock, at cost	46,568	N/A	N/A	N/A	N/A
Net loans held-for-investment	3,818,629	—	—	3,716,252	3,716,252
Derivative assets	5,040	—	5,040	—	5,040
Financial liabilities:
Deposits	$4,015,809	$—	$4,017,711	$—	$4,017,711
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	900,216	—	900,596	—	900,596
Subordinated debentures, net of issuance costs	61,665	—	57,108	—	57,108
Advance payments by borrowers for taxes and insurance	20,276	—	20,276	—	20,276
Derivative liabilities	5,045	—	5,045	—	5,045

(1)	Excludes investment measured at net asset value of $5.0 million at December 31, 2025, which has not been classified in the fair value hierarchy.

	December 31, 2024
		Estimated Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$167,744	$167,744	$—	$—	$167,744
Trading securities	13,884	13,884	—	—	13,884
Debt securities available-for-sale	1,100,817	—	1,100,817	—	1,100,817
Debt securities held-to-maturity	9,303	—	8,762	—	8,762
Equity securities (1)	4,261	4,261	—	—	4,261
FHLBNY stock, at cost	35,894	N/A	N/A	N/A	N/A
Loans held-for-sale	4,897	—	—	4,897	4,897
Net loans held-for-investment	3,987,041	—	—	3,792,302	3,792,302
Derivative assets	5,149	—	5,149	—	5,149
Financial liabilities:
Deposits	$4,138,477	$—	$4,139,094	$—	$4,139,094
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	666,402	—	657,705	—	657,705
Subordinated debentures, net of issuance costs	61,442	—	45,604	—	45,604
Advance payments by borrowers for taxes and insurance	24,057	—	24,057	—	24,057
Derivative liabilities	5,152	—	5,152	—	5,152

(1)	Excludes investment measured at net asset value of $10.0 million at December 31, 2024, which has not been classified in the fair value hierarchy.